Loans and Advances - Reconciliation of Allowance for Loan Losses (Detail) - Allowance for loan losses [member] - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period		¥ 864,114	¥ 993,054
Provision for loan losses		129,983	86,989
Charge-offs	[1]	91,512	142,198
Recoveries		8,049	10,467
Net charge-offs		83,463	131,731
Others	[2]	38,997	41,856
Allowance for loan losses at end of period		949,631	990,168
12-month ECL [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period		187,455	162,919
Net transfers between stages		(1,301)	(7,616)
Provision for loan losses		12,665	12,104
Others	[2]	7,235	7,882
Allowance for loan losses at end of period		206,054	175,289
Lifetime ECL not credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period		240,494	247,020
Net transfers between stages		(9,373)	(8,529)
Provision for loan losses		18,250	5,737
Others	[2]	8,117	14,052
Allowance for loan losses at end of period		257,488	258,280
Lifetime ECL credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period		436,165	583,115
Net transfers between stages		10,674	16,145
Provision for loan losses		99,068	69,148
Charge-offs	[1]	91,512	142,198
Recoveries		8,049	10,467
Net charge-offs		83,463	131,731
Others	[2]	23,645	19,922
Allowance for loan losses at end of period		¥ 486,089	¥ 556,599

[1]	Charge-offs consist of the reduction of the allowance through the sales of loans and write-offs.
[2]	Others mainly include foreign exchange translations for the six months ended September 30, 2023 and 2022.